Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital	Share Premium	Deferred Shares	Capital Redemption Reserve	Foreign Exchange Reserve	Share-based Payment Reserve	Fair Value Reserve	Merger Reserve	(Accumulated Losses)/Retained Earnings
Beginning of period	£ 58,523	£ 0	£ 89,099	£ 0		£ (111)	£ 3,589	£ 0	£ 0	£ (34,054)
Loss for the year	(49,231)									(49,231)
Foreign exchange gain/(loss) on translation of subsidiaries	(549)					(548)	(1)
Change in fair value of financial assets through OCI	(109)							(109)
Total comprehensive loss for the year	(49,889)					(548)	(1)	(109)		(49,231)
Share-based payment charge	10,466						10,466	0
Share issued on acquisition of subsidiary	13,887	1	13,886
Issue of share capital	533,816	12	533,804
Transfer of gain on disposal of equity instruments at fair value through OCI to retained earnings	0							(90)		90
Exercise of share options	10		14				(1,124)	0		1,120
Share for share exchange	218,011	630							217,381
Bonus issue	0	217,381							(217,381)
Share capital reduction	0	(217,381)								217,381
Nominal value reduction	0	(580)								580
Reorganisation elimination entry	(218,011)		(272,224)						54,213
Share split	0	(3)		3
End of period at Dec. 31, 2020	58,523	0	89,099	0		(111)	3,589	0	0	(34,054)
Beginning of period	566,813	60	364,579	3	£ 0	(659)	12,930	(199)	54,213	135,886
Loss for the year	(118,728)									(118,728)
Foreign exchange gain/(loss) on translation of subsidiaries	2,476					2,483	(7)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(116,252)					2,483	(7)			(118,728)
Share-based payment charge	30,576						30,576
Exercise of share options	(2,259)	1	24				(8,232)			5,948
Cancellation of deferred shares	0			(3)	3
End of period at Dec. 31, 2021	566,813	60	364,579	3	0	(659)	12,930	(199)	54,213	135,886
Beginning of period	478,878	61	364,603	0	3	1,824	35,267	(199)	54,213	23,106
Loss for the year	(145,963)									(145,963)
Foreign exchange gain/(loss) on translation of subsidiaries	(1,332)					(1,332)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(147,295)					(1,332)				(145,963)
Share-based payment charge	24,350						24,350
Exercise of share options	(207)	2	36				(12,633)			12,388
End of period at Dec. 31, 2022	478,878	61	364,603	0	3	1,824	35,267	(199)	54,213	23,106
Beginning of period	£ 355,726	£ 63	£ 364,639	£ 0	£ 3	£ 492	£ 46,984	£ (199)	£ 54,213	£ (110,469)